A MESSAGE FROM THE UNIFIED FUNDS

Dear Shareholders,

Thank you for investing in The Unified Funds!

Since the early 1990s, the mutual fund industry has grown in excess of 26% per year and total mutual fund assets now total nearly $6 trillion. Despite the strength in long-term mutual fund cash flows, the principal reason for this growth has been market appreciation. Since the end of 1994, over 60% of long-term mutual fund asset growth has been due to market appreciation. It is, therefore, no surprise that the fastest growing long-term mutual fund asset class has been, and is currently, equities. Since the end of 1994, equities have grown at an average annual rate of 36%, while long-term bonds have grown at only 15% per year. While the industry overall has grown at such an explosive rate, growth within individual fund complexes is becoming increasingly difficult due predominantly to the loss of market share to the index funds, and, to the power of distributors.

The index fund phenomenon has become something of a self-fulfilling prophecy. The equity index funds have tended to outperform their brethren and this outperformance tends to attract more investors, thereby pushing up the stock prices in the index, and so on. Index funds have increased their share of assets to approximately 6.6% compared to only 2% in 1993. More importantly, index funds now command a startlingly high 19% of all net new cash flow compared to only 3% in 1993.

The indexes have also outperformed 80% of actively managed funds for most of this decade. As a result, index mutual funds have been consistently and continually gaining market share in our industry. Within the index phenomenon, the S&P Index Funds command the largest market share. Another trend of note is that Internet brokers seem to be attracting retail customers away from investing in mutual funds and into individual stocks, especially Internet stocks. The migration of retail customers to the Internet could be the principal reason why cash flows into long term mutual funds declined during this past year.

Partially due to these trends, we have provided the Unified Select Series for you, consisting of six 35 basis point select index funds, a yield-oriented money market fund, and an Internet Fund, and we are most excited about the potential of this series.

The Select 30 Index Fund seeks to track the performance of the Dow Jones Industrial Average, which is made up of stocks of 30 companies. The Select 500 Index Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Index, which emphasizes stocks of larger companies. The Select 2000 Index Fund seeks to track the performance of the Russell 2000 Index, which is made up of stocks of small, generally unseasoned U.S. companies. The Select International Equity Index Fund seeks to track the performance of the securities in the Morgan Stanley Capital International Europe, Australia and Far East Index. The Select REIT Index Fund seeks to track the performance of the Morgan Stanley REIT Index, which is made up of stocks issued by real estate investment trusts (known as REITs). The Select Bond Index Fund seeks to track the performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, investment grade corporate bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities.

In addition to our six index funds, we have created the Unified Select Internet Fund. It seeks long term capital appreciation by investing principally in equities of Internet companies. With an expense ratio of 0.35%, it is believed to have the lowest expense ratio of any Internet fund in the industry.

The Unified Funds and The Unified Select Series are particularly proud of our innovative program, V.O.I.C.E.sm (Vision for Ongoing Investment in Charity and Education)sm . The V.O.I.C.E.sm Program provides a means by which the individual and institutional customers of The Unified Funds can cause contributions to be made to educational, charitable, religious and other philanthropic "not-for-profit" organizations at no cost to the shareholder or the Fund.

One of the primary focuses of the V.O.I.C.E.sm Program is to support and supplement education in America by funding those not-for-profit organizations, especially endowments, foundations and general scholarship funds, which assist our universities and colleges. At a time when educational budgets are consistently being reduced, it is our sincerest hope that V.O.I.C.E.sm will be just one of the many ways that we can all give "a little bit of ourselves" back to the community, its schools, colleges, universities and other not-for-profit organizations.

We maintain a positive long-term outlook on the stock market, but, keep in mind that financial markets are not one-way streets. The short-term may be volatile at times in response to news items and mood swings of investors. The Unified
Funds along with the Unified Select Series Funds are designed to provide you with options for achieving a balanced portfolio of funds and an asset allocation opportunity to assist you in meeting your long-term financial goals.

Our Unified fund family is well positioned for the future in the marketplace. We have extremely attractive and inexpensive index choices, and we will continue to provide you with innovative indexes that reach into special market sectors. We also have an Internet Fund that is currently believed to be the least expensive in the industry. It offers the investor a non-index choice that is invested in a popular sector. We also have provided you with a balanced, asset allocation product in the index-featured Asset Allocation fund-of-funds, and two money market fund choices, one for service and one for yield. We are very excited about the recent performance of our more traditional stock fund, the Starwood Strategic Fund, and our Select Internet Fund. For 1999, Starwood returned 71.54% and the Select Internet Fund from its inception on April 14th through year-end returned 57.30%. The year-to-date return through March 31, 2000 for the Starwood Strategic Fund was 6.62%, and for the Select Internet Fund was 11.06%. Both of these Funds performed well due in part to the strength of the technology sector. Although the fiscal year ended with some weakness in technology stocks, any further weakness in the sector could negatively affect both funds.

In closing, we want to thank you for the opportunity to serve your investment and philanthropic interests. Your business and personal relationship is sincerely appreciated here, and we look forward to providing the highest quality of service to you for many years to come.

                                            Respectfully Submitted,

                                            Timothy L. Ashburn, President

INVESTMENTS-STARWOOD STRATEGIC FUND
-----------------------------------
Statement of Net Assets March 31, 2000  (Unaudited)


                                                 Number     Market
                                                of Shares    Value
                                                ---------    -----

Common Stocks - 96.84%
----------------------

Biological Products - 4.38%

        Biotech Holdrs Trust Depositary *         900      $ 152,100

Business Services -  2.15%

     E-bay Inc. *                                 425         74,800

Communications Equipment - 10.43%
     Nextel Communications Class A *              700        103,731
     Qualcomm  *                                1,225        182,678
     Tellabs Inc. *                             1,200         75,525

Computer Services - 3.88%

     CNET Networks, Inc. *                        600         30,412
       Safeguard Scientific Inc.                1,500        104,156

Computer Systems - 20.50%

     Dell Computer Corp. *                      1,000         54,000
        Gateway Inc. *                          1,700         90,100
        International Business Machines           400         47,200
     Oracle Corp. *                             2,600        202,963
     Sun Microsystems *                         1,650        154,584
     Yahoo Inc. *                                 950        162,806

Diversified Conglomerates - 2.74%
     Doubleclick Inc. *                         1,000         93,625
     Emerge Interactive *                          50          1,506

Drugs & Healthcare - 4.82%

     Genentech, Inc. *                          1,100        167,200

Electronics - 3.81%

     XILINX Inc. *                              1,600        132,400

Financial Services - 4.81%

     CMGI Inc. *                                1,475        167,136

Internet - 4.59%

        America Online Inc. *                   2,350        159,506

         *Non-income producing securities

The accompanying notes are an integral part of these financial statements.

                                               Number       Market
                                              of Shares      Value
                                              ---------      -----

Investment Co. - 3.00%

        NASDAQ 100 Trust*                       950       $ 104,025

Media - 1.57%

     Time Warner Holdings                       550          54,416

Retail - 0.77%

     Amazon.com Inc. *                          400          26,800

Software Products - 7.67%
     BMC Software *                           1,000          49,375
     Peoplesoft Inc. *                        2,500          49,844
     Siebel Systems Inc. *                    1,400         167,125

Telecommunications - 21.71%

     Interdigital Communications
     Corp. *                                  6,500         164,125
     Nextlink Communications, Inc. *          1,000         123,625
     Nokia Corporation                          700         152,075
     Nortel Networks Corp.                    1,100         138,875
     RCN Corp. *                              1,250          67,266
     Sprint PCS Group *                       1,650         107,869

Total Common Stocks                                     $ 3,361,848
                                                        -----------
     (Cost $ 2,232,297)

Repurchase Agreements - 3.05%
-----------------------------

     Firstar Bank ($106,500 FHLMC, 09/01/24) Purchase Date 03/31/00, Maturity Date 04/01/00, Amount Payable at Maturity $106,012

Total Repurchase Agreements                           $    106,000
                                                       ------------
     (Cost $ 106,000)

Total Investments - 99.89%
--------------------------

      (Identified cost $2,338,297)                     $ 3,467,848

Other Assets and Liabilities, Net - 0.11%
------------------------------------------
Net Assets - 100%                                      $ 3,471,715
                                                       ===========

INVESTMENTS-ASSET ALLOCATION FUND
---------------------------------
Statement of Net Assets March 31, 2000  (Unaudited)


                                                        Number         Market
                                                     of Shares          Value
                                                     ---------          -----

Mutual Funds -  95.42%
--------------  ------

     Vanguard Extended Market Index Fund              12,246      $   485,085
     Vanguard GNMA Fund                               17,530          173,545
     Vanguard 500 Index Fund                           6,142          848,217
     Vanguard Value Index Fund                         6,587          147,803
     Vanguard Growth Index Fund                        4,061          166,407
     Vanguard International Growth Fund               14,805          353,101
     Vanguard REIT Index Fund                         16,337          162,719
     Vanguard Total Bond Market Index Fund            80,951          779,556

Total Mutual Funds
     (Cost $2,771,086)                                             $3,116,433
                                                                   ----------

Repurchase Agreements - 3.70%
-----------------------------
     Firstar Bank ($121,028 FHLMC, 09/01/24)
     Purchase Date 03/31/00, Maturity Date 04/03/00,
     Amount Payable at Maturity $121,037

Total Repurchase Agreements
     (Cost $121,000)                                             $   121,000
                                                                 -----------

Total Investments - 99.12%
--------------------------
        (Identified cost $2,892,086)                              $3,237,433

Other Assets and Liabilities, Net - 0.88%                             28,647
-----------------------------------------                      -------------

Net Assets - 100%                                                $ 3,266,080
                                                                 ===========
The accompanying notes are an integral part of these financial statements.


INVESTMENTS-TAXABLE MONEY MARKET FUND
-------------------------------------
Statement of Net Assets March 31, 2000  (Unaudited)
                                                                                    Par Value       Value (Note 2)
                                                                                    ---------       --------------
Commercial Paper - 59.99%
-------------------------

General Motors Acceptance Corporation 5.77%, 04/05/2000                              2,000,000     $ 1,999,359
International Business Machines 5.78%, 04/10/2000                                    2,000,000       1,997,752
Met-Life Funding Inc. 5.93%, 04/11/2000                                              2,000,000       1,997,365
Ford Motor Credit Corporation 5.92%, 04/18/2000                                      2,000,000       1,995,067
Bell Atlantic 5.95%, 04/19/2000                                                      2,000,000       1,994,711
Bell South Telecommunication 5.99%, 05/01/2000                                       2,000,000       1,990,682
Merrill Lynch 5.90%, 05/01/2000                                                      2,000,000       1,990,924
Exxon Project Invst. 5.85%, 05/02/2000                                               2,000,000       1,990,575
Coca Cola Company 6.03%, 05/23/2000                                                  2,000,000       1,983,250
Disney Walt Company 5.90%, 05/23/2000                                                2,000,000       1,983,611
General Electric Capital Corporation 5.90%, 05/30/2000                               2,000,000       1,981,317
United Parcel Service 6.03%, 06/01/2000                                              2,000,000       1,980,235
Natural Rural Utilities 6.00%, 07/11/2000                                            2,000,000       1,967,000

Total Commercial Paper
    (Cost $25,851,848)                                                                             $25,851,848
                                                                                                   -----------

U.S. Government Securities - 23.09%
-----------------------------------

Federal Home Loan Mortgage 5.70%, 04/24/2000                                         2,000,000    $  1,993,350
Federal Home Loan Mortgage 5.70%, 04/25/2000                                         2,000,000       1,993,033
Federal Home Loan Mortgage 5.20%, 04/27/2000                                         2,000,000       1,993,067
Federal Home Loan Mortgage 5.77%, 06/13/2000                                         2,000,000       1,977,241
Federal National Mortgage Association 5.69%,  04/27/2000                             2,000,000       1,994,626
Total U.S. Government Securities
     (Cost $9,951,317)                                                                              $9,951,317
                                                                                                     ---------

Repurchase Agreements - 15.90%
------------------------------
     Firstar Bank ($6,850,000 FHLMC, 09/01/24) Purchase Date
     03/31/00, Maturity Date 04/01/00, Amount Payable at Maturity $6,850,231

Total Repurchase Agreements
---------------------------
     (Cost $6,850,000)                                                                           $   6,850,000
Total Investments - 98.98%
     (Amortized cost $42,653,165)                                                                  $42,653,165

Other Assets and Liabilities, Net  - 1.02%                                                             440,773
------------------------------------------                                                      --------------

Net Assets - 100%                                                                                  $43,093,939
                                                                                                   ===========


The accompanying notes are an integral part of these financial statements.

INVESTMENTS-SELECT INTERNET FUND
--------------------------------
Statement of Net Assets March 31, 2000  (Unaudited)


                                    Number     Market
                                   of Shares    Value
                                   ---------    -----

Common Stocks - 97.20%
----------------------

Business Services -  2.20%
-------------------  -----

     Medialink Worldwide *         12,500    $  81,250

Communication Equipment - 9.63%
-------------------------------

     CCOR Electronics *             3,800       186,200
        Qualcomm  *                 1,140       170,002

Computer Equipment/Services - 29.17%
------------------------------------
        Ariba Inc. *                1,050       220,106
        CNET Networks, Inc. *       2,510       127,226
        Earthlink Inc. Com *        6,043       117,461
        Exodus Communications Inc.* 2,400       337,500
        Safeguard Scientific Inc. * 2,910       202,063
        Sportsline USA, Inc. *      2,535        74,624

Computer Systems - 16.67%
-------------------------
     Cisco Systems Inc. *           1,800      138,600
     Inktomi Corporation *          1,300      253,500
     PSINet Inc. *                  2,162       73,542
        Yahoo Inc. *                  880      150,810

Electronics - 1.35%
-------------------
      Plexus Corp. *                  750       49,969

Financial Services - 4.96%
--------------------------
       CMGI Inc. *                  1,620      183,566

                                    Number     Market
                                  of Shares     Value
                                  ---------     -----

Internet -  5.60%
----------  -----
     America Online Inc.*           2,630   $  178,511
     GO.com *                       1,414       28,634

Software Products - 11.94%
--------------------------
     Bottomline Technologies Inc. * 2,585       94,676
     Network Associates *           3,703      119,422
     Open Market Inc. *             2,815       72,486
     Siebel Systems Inc. *          1,300      155,187

Telecommunications - 15.68%
---------------------------
     Global Crossing *              2,710      111,110
     JDS Uniphase Corp. *           1,360      163,965
     Level 3 Comm *                 1,270      134,303
     RCN Corp. *                    1,700       91,481
     Sycamore Networks *              615       79,181

Total Common Stocks                        $ 3,595,375
                                           -----------
     (Cost $ 2,412,197)

Total Investments - 97.20%
 (Identified cost $2,412,197)              $ 3,595,375

Other Assets and Liabilities, Net - 2.80% $    103,412
----------------------------------------- ------------

Net Assets - 100%                          $ 3,698,787
                                           ===========

*Non-income producing securities.

The accompanying notes are an integral part of these financial statements.

INVESTMENTS-SELECT 30 INDEX FUND
--------------------------------
Statement of Net Assets March 31, 2000  (Unaudited)

                                                         Number         Market
                                                        of Shares        Value
                                                        ---------        -----

Mutual Funds - 87.07%
---------------------

Orbitex Focus 30 Fund *                                   2,261       $ 45,397

Total Mutual Funds

     (Cost $48,093)                                                   $ 45,397
                                                                      --------

Total Investments - 87.07%
 (Identified cost $48,093)                                              45,397
 Assets and Liabilities, Net - 12.93%                     6,740
---------------------------------------                  ---------

Net Assets - 100%                                                     $ 52,137
                                                                      ========


INVESTMENTS-SELECT 500 INDEX FUND
---------------------------------
Statement of Net Assets March 31, 2000 (Unaudited)

                                                         Number         Market
                                                        of Shares        Value
                                                        ---------        -----

Mutual Funds - 29.93%
---------------------

Vanguard 500 Index Fund                                     98        $ 13,516

Total Mutual Funds
     (Cost $12,081)                                                   $ 13,516
                                                                       --------

Total Investments - 29.93%
--------------------------
(Identified cost $12,081)                                               13,516

Other Assets and Liabilities, Net - 70.07%                              31,639
-------------------------------------------                            --------

Net Assets - 100%                                                     $ 45,155
                                                                      ========

*Non-income producing securities.


The accompanying notes are an integral part of these financial statements.

INVESTMENTS-SELECT 2000 INDEX FUND
----------------------------------
Statement of Net Assets March 31, 2000  (Unaudited)

                                                        Number         Market
                                                      of Shares         Value
                                                      ---------         -----

Mutual Funds - 57.80%
---------------------

Vanguard Small-Cap Index Fund                            335          $ 8,386

Total Mutual Funds
     (Cost $7,445)                                                    $ 8,386
                                                                      -------

Total Investments - 57.80%
--------------------------
  (Identified cost $7,445)                                            $ 8,386

Other Assets and Liabilities, Net - 42.20%                              6,123
------------------------------------------                            --------

Net Assets - 100%                                                     $14,509
                                                                      =======


INVESTMENTS-SELECT INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------
Statement of Net Assets March 31, 2000 (Unaudited)

                                                        Number         Market
                                                      of Shares         Value
                                                      ---------         -----

Mutual Funds - 82.41%
---------------------

Vanguard International Growth Fund                       194          $ 4,629

Total Mutual Funds
     (Cost $4,012)                                                    $ 4,629
                                                                      -------
Total Investments - 82.41%
--------------------------
        (Identified cost $4,012)                                        4,629

Other Assets and Liabilities, Net - 17.59%                                988
-------------------------------------------                           --------

Net Assets - 100%                                                      $5,617
                                                                       ======
The accompanying notes are an integral part of these financial statements.

INVESTMENTS-SELECT REIT INDEX FUND*
-----------------------------------
Statement of Net Assets March 31, 2000  (Unaudited)


Total Investments - 0.00%
-------------------------
        (Identified cost $0.00)                                      $   ----

Other Assets and Liabilities, Net - 100.00%                              ----
-------------------------------------------                              ----

Net Assets - 100%                                                    $   ----
                                                                         ====

* Investment in accordance with objective had not commenced at this time.

INVESTMENTS-SELECT BOND INDEX FUND*
-----------------------------------
Statement of Net Assets March 31, 2000



Total Investments - 0.00%
-------------------------
        (Identified cost $0.00)                                     $   ----

Other Assets and Liabilities, Net - 100.00%                             ----
-------------------------------------------                             ----

Net Assets - 100%                                                   $   ----
                                                                        ====

* Investment in accordance with objective had not commenced at this time.

INVESTMENTS-SELECT MONEY MARKET FUND*
-------------------------------------
Statement of Net Assets March 31, 2000


Total Investments - 0.00%
-------------------------
   (Identified cost $0.00)                                         $   ----

Other Assets and Liabilities, Net - 100.00%                            ----
-------------------------------------------                           -----

Net Assets - 100%                                                  $   ----
                                                                      =====

* Investment in accordance with objective had not commenced at this time.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------
As of March 31, 2000   (Unaudited)


                                                                                          Taxable
                                                    Starwood             Asset             Money
                                                   Strategic          Allocation          Market
                                                      Fund               Fund              Fund
                                                      ----               ----              ----

ASSETS

     Investments, at value (Note 2) ........       $ 3,467,848       $ 3,237,433     $ 42,653,165
     Cash .................................              2,538              1383          732,670
     Dividend receivable ...................               511             5,099              ---
        Interest receivable ................                33            23,187            2,141
     Other assets...........................             1,479               ---            2,161
                                                 -------------  ----------------   --------------

     Total assets ..........................         3,472,409         3,267,102       43,390,137

LIABILITIES

     Accrued expenses (Note 2)..............               694             1,022          296,199
                                               ---------------     -------------    -------------

     Total liabilities .....................               694             1,022          296,199
                                               ---------------     -------------    -------------

NET ASSETS .................................       $ 3,471,715      $  3,266,080     $ 43,093,939
                                                    ==========        ==========       ==========

Net assets consist of:
     Paid-in capital .......................         2,468,925         2,953,159       43,093,939
     Undistributed net investment income (loss)          ---              ---               ---
        Accumulated undistributed net realized gain
           on investments ..................          (126,761)          (32,426)             ---
     Net unrealized appreciation (depreciation) in
           value of investments.............         1,129,551           345,347              ---
                                                    -----------      -----------    -------------

Net assets .................................       $ 3,471,715       $ 3,266,080     $ 43,093,939
                                                    ==========        ==========      ===========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized)...........           224,557           292,206       43,093,939

Net asset value per share, offering
     and redemption price ..................           $ 15.46          $ 11.18            $ 1.00



The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------
As of March 31, 2000  (Unaudited)

                                                                                                           Select
                                                                                                       International
                                                     Select 30        Select 500       Select 2000         Equity
                                                     Index Fund       Index Fund        Index Fund       Index Fund
                                                     ----------       ----------        ----------       ----------

ASSETS

     Investments, at value (Note 2) ........       $    45,397       $    13,516      $     8,386       $     4,629
     Cash .................................                819            31,569            6,055               990
     Dividend receivable ...................             5,927                82               72               ---
        Receivable for shares sold..........               ---               ---              ---               ---
                                                 -------------     -------------    -------------     -------------

     Total assets ..........................            52,143            45,167           14,513             5,619

LIABILITIES

     Accrued expenses (Note 2)..............                 6                12                5                 2
                                                 -------------      ------------     ------------     -------------

      Total liabilities.....................                 6               12                 5                 2
                                                             -               --                 -                 -

NET ASSETS .................................        $   52,137        $   45,155       $   14,509       $     5,617
                                                     =========          ========         ========        ==========

Net assets consist of:
     Paid-in capital .......................            48,960            42,791           12,440             3,958
     Undistributed net investment income (loss)            ---               ---              ---               ---
        Accumulated undistributed net realized gain
          on investments ...................             5,874               929            1,128             1,042
     Net unrealized appreciation (depreciation) in
          value of investments .............            (2,697)            1,435              941               617
                                                        ------             -----              ---               ---

Net assets .................................        $   52,137        $   45,155       $   14,509      $      5,617
                                                      ========          ========         ========        ==========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized)...........             4,989             4,093           1,185               463

Net asset value per share, offering
     and redemption price ..................          $  10.45          $  11.03        $  12.24          $  12.14


The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------
As of March 31, 2000   (Unaudited)



                                                     Select REIT     Select Bond    Select Internet  Select Money
                                                   Index Fund (a)   Index Fund (a)     Fund         Market Fund (a)
                                                   --------------- --------------- ---------------- ---------------

ASSETS

     Investments, at value (Note 2) ........       $       ---       $       ---      $ 3,595,375    $       ---
     Cash .................................                ---               ---          104,382            ---
     Other assets ..........................               ---               ---                6            ---
     Other receivable.......................               ---               ---              240            ---
                                                    ----------        ----------    -------------      ---------

     Total assets ..........................               ---               ---        3,699,997            ---

LIABILITIES

     Accrued expenses (Note 2)..............               ---               ---            1,210            ---
                                                    ----------       -----------     ------------     ----------

      Total liabilities.....................               ---               ---           1,120             ---
                                                    ----------       -----------     ------------     ----------

NET ASSETS .................................      $        ---      $        ---      $ 3,698,787   $        ---
                                                    ==========       ===========       ==========     ==========

Net assets consist of:
     Paid-in capital .......................               ---               ---        2,313,023            ---
     Undistributed net investment income....               ---               ---              ---            ---
        Undistributed net realized gain
          on investments ...................               ---               ---          202,586            ---
     Net unrealized appreciation (depreciation) in
      ............     value of investments                ---               ---        1,183,178            ---
                                                       -------        ----------      -----------     ----------

Net assets .................................      $        ---      $        ---     $  3,698,787   $        ---
                                                    ==========        ==========      ===========     ==========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized)...........               ---               ---          211,780            ---

Net asset value per share, offering
     and redemption price ..................           $   ---           $   ---         $  17.47        $  ---

(a)  Investment in accordance with objective had not commenced at this time.


The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2000  (Unaudited)

                                                                                           Taxable
                                                       Starwood           Asset             Money
                                                       Strategic        Allocation         Market
                                                         Fund              Fund             Fund
                                                         ----              ----             ----

INVESTMENT INCOME:
     Interest ..............................       $     1,848       $     2,837      $ 1,242,084
     Dividends .............................             1,342           136,229              ---
     Miscellaneous .........................               247               ---              ---
                                                  ------------        ----------     ------------
          Total net income .................             3,437           139,066        1,242,084
                                                   -----------        ----------        ---------

EXPENSES:

     Investment adviser fees (Note 3) ......             9,738            12,229          210,995
     12b-1 fees (Note 3)....................             1,175             1,898           23,444
     Shareholder servicing fees (Note 2) ...             1,762             2,849           35,166
                                                   -----------       -----------      -----------
         Total net expenses ................            12,675            16,976          269,605
                                                    ----------        ----------       ----------

NET INVESTMENT INCOME (LOSS) ...............            (9,238)          122,090          972,479
                                                   ------------        ----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS

     Net realized gain (loss) on investments            73,714         (117,040)              ---
     Net realized gains from other
          investment companies .............               ---               ---              ---
     Change in net unrealized
          appreciation of investments ......           874,841           489,365              ---
                                                    ----------         ---------        ---------
     Net gain (loss) on investments ........           948,555           372,325              ---
                                                    ----------         ---------         ---------

INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .............        $  939,317         $ 494,415        $ 972,479
                                                     =========          ========         ========


The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
------------------------

For the six months ended March 31, 2000  (Unaudited)

                                                                                                       Select
                                                       Select 30      Select 500     Select 2000    International
                                                         Index           Index          Index       Equity Index
                                                         Fund            Fund           Fund            Fund
                                                         ----            ----           ----            ----

INVESTMENT INCOME:
     Interest...............................           $  ---         $   ---       $    ---         $   ---
     Dividends..............................             5,927            110            814             353
     Miscellaneous Income ..................              ---             ---             ---            ---
                                                     ---------       ---------         -------        -------
         Total net income ..................             5,927            110             814            353
                                                      --------        -------           -----          -----

EXPENSES:

     Investment adviser fees (Note 3) ......               103             41              22           22
         Total net expenses ................               103             41              22           22
                                                    ----------       --------        --------      -------

NET INVESTMENT INCOME (LOSS) ...............             5,824             69             792          331
                                                     ---------       --------         -------       ------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS

     Net realized gain (loss) on investments                93           780             345          712
     Net realized gains from other
          investment companies..............               ---            ---             ---         ---
     Change in net unrealized
          appreciation of investments ......             (969)          2,166             988         687
                                                     ---------         ------        --------       ------
     Net gain (loss) on investments ........             (867)          2,946           1,333        1399
                                                     ---------         ------         -------       -----

INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .............         $   4,948        $ 3,015         $ 2,125     $ 1,730
                                                       =======         ======          ======      ======



The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2000 (Unaudited)


                                                                                                       Select
                                                        Select          Select          Select          Money
                                                      REIT Index      Bond Index       Internet        Market
                                                       Fund (a)        Fund (a)          Fund         Fund (a)
                                                       --------        --------          ----         --------

INVESTMENT INCOME:
     Interest ..............................        $     ---       $     ---        $    ---        $   ---
     Dividends .............................              ---             ---              16            ---
        Miscellaneous Income ...............              ---             ---            344             ---
                                                      -------         -------          ------         ------
         Total net income ..................               ---            ---             360            ---
                                                       -------        -------     -----------         ------

EXPENSES:

     Investment adviser fees (Note 3) ......               ---            ---           4,991            ---
         Total net expenses ................               ---            ---           4,991            ---
                                                      --------        -------     -----------        -------

NET INVESTMENT INCOME (LOSS) ...............               ---            ---         (4,631)           ---
                                                      --------        -------     -----------       -------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS

     Net realized gain (loss) on investments               ---            ---        227,985           ---
     Net realized gains from other
          investment companies..............               ---            ---             ---          ---
     Change in net unrealized
          appreciation of investments ......               ---            ---       1,300,165          ---
                                                     ---------       --------      ----------      -------
     Net gain (loss) on investments ........               ---            ---       1,528,150          ---
                                                     ---------       --------      ----------      -------

INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .............        $      ---      $     ---       $  1,523,519  $    ---
                                                     =========       ========        ===========   =======


(a)  Investment in accordance with objective had not commenced at this time.



The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
(Unaudited)

                                                         Starwood Strategic Fund         Asset Allocation Fund
                                                         -----------------------         ---------------------

                                                          Six Months       Year         Six Months        Year
                                                            Ended         Ended           Ended          Ended
                                                           March 31,      Sept 30,       March 31,      Sept 30,
                                                            2000           1999            2000           1999
                                                            ----           ----            ----           ----
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income (loss) ................... $     (9,238)  $   (7,544)      $   122,090    $    156,326
     Net realized gain (loss) on investments ........       73,714       53,568          (117,040)        306,402
     Change in net unrealized appreciation of investments  874,841      266,771           489,365         178,563

Net Increase (Decrease) in net assets resulting from
     operations                                            939,317      312,795           494,415         641,291
Dividends and distributions to shareholders from:
     Net realized gains   ...........................     (185,335)    (195,436)         (308,952)        (31,835)
     Net investment Income ..........................          ---         ---            (41,508)       (156,190)
                                                          ---------     ---------       -----------       ---------
TOTAL INCREASE (DECREASE) ...........................       753,982       117,359          143,955         453,266

Capital share transactions:
     Proceeds from shares sold ......................     1,089,291       670,819          365,010       1,034,375
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions      183,032        193,107          349,832         219,471
                                                        -----------      ---------      ----------     -----------
                                                        1,272,323         863,926         714,842        1,253,846
   Cost of shares redeemed ..................             (39,082)       (499,857)    (2,150,688)       (3,490,514)
                                                        -----------      ---------     -----------     -----------
     Net increase in net assets resulting from
          capital share transactions ................    1,233,241         364,069     (1,435,846)       2,236,668
                                                         ---------       ---------     -----------       ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS..............    1,987,223         481,428     (1,291,891)      (1,783,402)

NET ASSETS:
     Beginning of period ............................    1,484,492       1,003,064      4,557,971        6,341,373
                                                         ---------       ---------      ---------        ---------
     End of period (including undistributed
          net investment income/net investment loss)   $ 3,471,715     $ 1,484,492    $ 3,266,080      $ 4,557,971
                                                         =========       =========      =========        =========

 Shares of capital stock of the Fund sold and redeemed:

     Shares sold ....................................       71,535          66,011         32,730           92,279
     Shares issued to shareholders in reinvestment of
          dividends and distributions ...............       12,693          20,922         32,386           19,619
                                                        ----------      ----------     ----------       ----------
                                                            84,228          86,933         65,116          111,898
     Shares redeemed....................                    (3,094)        (50,886)      (184,656)        (309,604)
                                                         ----------     -----------     ----------       ----------

NET INCREASE (DECREASE) IN NUMBER OF
     SHARES OUTSTANDING .................                   81,134          36,047       (119,540)        (197,706)
                                                        ============     ==========     ==========        =========


The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
 (Unaudited)

                                                                    Taxable Money Market Fund
                                                                    -------------------------

                                                                Six Months                 Year
                                                                  Ended                   Ended
                                                                March 31,                Sept 30,
                                                                  2000                     1999
                                                                  ----                     ----

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income (loss) ...................       $     972,479         $   2,139,865
     Net realized gain (loss) on investments ........                 ---               (2,162)
Change in net unrealized appreciation of investments.                 ---                 ---
                                                                 --------            ---------
     Change in net unrealized appreciation of investment              ---                 ---
                                                                 --------            ---------
Net Increase (Decrease) in net assets resulting from operations   972,479           2,137,703

Dividends and distributions to shareholders from
     Net realized gains..............................                 ---                 ---
     Net investment income ..........................            (972,479)         (2,139,865)
                                                             -------------       -------------
Net realized gain of investments ....................                 ---                 ---
                                                             ------------        ------------
     TOTAL INCREASE (DECREASE) ......................              (7,282)            (26,650)
                                                                ---------            ---------
TOTAL INCREASE (DECREASE)............................                 ---              (2,162)

Capital share transactions:
     Proceeds from shares sold ......................          74,082,940         137,800,780
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions             569,773           2,095,974
                                                               ----------         ------------
                                                               74,652,713         139,896,754
 Cost of shares redeemed ............................         (83,971,856)       (153,056,816)
                                                             -------------       -------------
Net increase in net assets resulting from
     Net increase in net assets resulting from
          capital share transactions ................          (9,319,143)        (13,160,062)
                                                             ------------        -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............          (9,319,143)        (13,162,224)

NET ASSETS:
     Beginning of period ...........................           52,413,083          65,575,307
                                                              -----------        ------------
     End of period (including undistributed net
           investment income/net investment loss) ...        $ 43,093,939       $  52,413,083
                                                               ==========        ============

Shares of capital stock of the Fund sold and redeemed:

     Shares sold ....................................          74,082,940         137,798,618
     Shares issued to shareholders in reinvestment of
          dividends and distributions ...............             569,773           2,095,974
                                                            -------------      --------------
                                                               74,652,713         139,894,592

     Shares redeemed .............................            (83,971,856)       (153,056,816)
                                                             -------------       -------------

   NET INCREASE (DECREASE) IN NUMBER OF
     SHARES OUTSTANDING .............................          (9,319,143)        (13,162,224)
                                                            ==============       =============

The accompanying notes are an integral part of these financial statements

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
(Unaudited)

                                                                     Select 30                     Select 500
                                                                    Index Fund                     Index Fund
                                                                    ----------                     ----------

                                                           Six Months       Period       Six Months        Period
                                                             Ended          Ended         Ended            Ended
                                                             March 31,      Sept 30,      March 31,        Sept 30,
                                                              2000          1999(a)        2000            1999(a)
                                                              ----          ----           ----           ----
----
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income (loss) ...................       $  5,824     $    (43)      $     69      $   78
     Net realized gain (loss) on investments ........             93          ---            780          ---
     Change in net unrealized appreciation of investment        (969)      (1,728)         2,166         (731)
                                                                ----       ------          -----         ----

Net Increase (Decrease) in net assets resulting from operations 4,948      (1,771)         3,015         (653)

Dividends and distributions to shareholders from
     Net realized gains..............................             ---          ---           ---          ---
     Net investment income ..........................             ---          ---           ---          ---
                                                           -----------   ----------    ---------      --------
TOTAL INCREASE (DECREASE).........................               4,948         ---         3,015          ---

Capital share transactions:
     Proceeds from shares sold ......................           69,303      60,322        35,798       26,260
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions              ---         ---           ---         ---
                                                                ------      ------        ------       -------
                                                                69,303      60,322        35,798       26,260

 Cost of shares redeemed ............................          (72,922)     (7,743)      (17,415)      (1,850)
                                                               ---------  ---------      --------      --------
          Net increase in net assets resulting from
          capital share transactions ................           (3,619)     52,579        18,381        24,410
                                                               ---------  ---------      --------      --------
 TOTAL INCREASE (DECREASE) IN NET ASSETS.............            1,329      50,808        21,398        23,757

NET ASSETS:
     Beginning of period ............................           50,808         ---        23,757           ---
                                                                ------      ------        ------        ------
     End of period (including undistributed net
           investment income/net investment loss) ...       $   52,137    $ 50,808     $  45,155      $ 23,757
                                                               ========   =========    ==========     =========

Shares of capital stock of the Fund sold and redeemed:

     Shares sold ....................................            6,896       6,065        3,322          2,608
     Shares issued to shareholders in reinvestment of
          dividends and distributions ...............             ---          ---         ---             ---
                                                               ---------  ----------    -----------   ----------
                                                                 6,896        6,065        3,322         2,608
     Shares redeemed..........................                  (7,197)       (775)       (1,649)        (188)
                                                               ---------  ----------    -----------    ---------

 NET INCREASE (DECREASE) IN NUMBER OF
     SHARES OUTSTANDING .............................              (301)      5,290         1,673         2,420
                                                               ==========  =========     ==========    ==========

(a) For the period March 1, 1999 (commencement of operations) to September 30, 1999.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
(Unaudited)

                                                                    Select 2000              Select International
                                                                    Index Fund                 Equity Index Fund
                                                                    ----------                 -----------------

                                                           Six Months        Period       Six Months         Period
                                                              Ended           Ended          Ended           Ended
                                                            March 31,       Sept 30,       March 31,         Sept 30,
                                                              2000            1999(a)         2000           1999(a)
                                                              ----           -------          ----           -------

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income (loss) ...................   $      792        $    (9)      $    331         $    ---
     Net realized gain (loss) on investments ........          345             ---           712              ---
     Change in net unrealized appreciation of investment       988             (47)          687              (71)
                                                             ------         --------    ------------         ------
Net Increase (Decrease) in net assets resulting from
      operations.....................................        2,125             (56)        1,730              (71)

Dividends and distributions to shareholders from
     Net realized gains..............................          ---             ---           ---               ---
     Net investment income ..........................          ---             ---           ---               ---
                                                             -----           -------       ------           -------
TOTAL INCREASE (DECREASE)............................        2,125             ---         1,730               ---

Capital share transactions:
     Proceeds from shares sold ......................        8,400            9,670        2,473            9,323
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions          ---              ---          ---              ---
                                                           ----------        --------      -----           -------
                                                             8,400            9,670        2,473            9,323
 Cost of shares redeemed ............................       (5,364)            (266)      (5,338)          (2,500)
                                                            --------         --------      -----           --------
Net increase in net assets resulting from
     Net increase in net assets resulting from
          capital share transactions ................        3,036           9,404          (2,865)           6,823
                                                             -----        --------          -------        --------
 TOTAL INCREASE (DECREASE) IN NET ASSETS ............        5,161           9,348          (1,135)           6,752

NET ASSETS:
     Beginning of period ............................        9,348             ---           6,752              ---
                                                             -----     -----------           ------     -----------
     End of period (including undistributed net......
           investment income/net investment loss) ...      $14,509      $    9,348        $  5,617       $    6,752
                                                            ======        ========         =======         ========

Shares of capital stock of the Fund sold and redeemed:

     Shares sold ....................................          722             952             239              932
   Shares issued to shareholders in reinvestment of
          dividends and distributions                          ---             ---             ---              ---
                                                            -------         -------         -------        --------
                                                                722            952             239              932
     Shares redeemed ...................                      (463)            (26)           (458)             250
                                                            --------        -------         -------        --------

   NET INCREASE (DECREASE) IN NUMBER OF
     SHARES OUTSTANDING ................                       259             926            (219)            682
                                                            =========       =========       ========       ========

(a) For the period March 1, 1999 (commencement of operations) to September 30, 1999.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
(Unaudited)

                                                                   Select REIT                     Select Bond
                                                                   Index Fund                      Index Fund
                                                                   ----------                      ----------

                                                           Six Months        Period       Six Months       Period
                                                            Ended             Ended         Ended          Ended
                                                            March 31,       Sept 30,       March 31,      Sept 30,
                                                             2000           1999(a)         2000          1999(a)
                                                             ----          -------         ----          -------

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income (loss) ...................     $    ---      $      ---        $   ---        $   ---
     Net realized gain (loss) on investments ........          ---             ---            ---            ---
     Change in net unrealized appreciation of investment       ---             ---            ---            ---
                                                             --------        -------        -------         -----
Net Increase (Decrease) in net assets resulting from operations---             ---            ---            ---

Dividends and distributions to shareholders from
     Net realized gains..............................          ---             ---            ---            ---
     Net investment income ..........................          ---             ---            ---            ---
                                                          ---------       --------        -------        -------
TOTAL INCREASE (DECREASE)............................          ---             ---            ---            ---

Capital share transactions:
     Proceeds from shares sold ......................          ---           3,000            ---            ---
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions          ---            ---            ---             ---
                                                            ---------      ---------        -------        -------
                                                               ---           3,000            ---            ---
 Cost of shares redeemed .......................            (1,000)         (2,000)           ---            ---
                                                            --------        -------         -------        -------
     Net increase in net assets resulting from
          capital share transactions ................          ---           1,000            ---            ---
                                                            --------        -------         -------        -------
 TOTAL INCREASE (DECREASE) IN NET ASSETS ............       (1,000)          1,000            ---            ---

NET ASSETS:
     Beginning of period ............................        1,000             ---            ---            ---
                                                           -------       ---------        -------        -------
     End of period (including undistributed net
           investment income/net investment loss) ...   $      ---         $ 1,000            ---            ---
                                                         =========          ======        =======        =======

Shares of capital stock of the Fund sold and redeemed:

     Shares sold ....................................          ---             300            ---            ---
     Shares issued to shareholders in reinvestment of
          dividends and distributions ...............          ---             ---            ---            ---
                                                          --------      ----------        -------        -------
                                                               ---            300            ---            ---
     Shares redeemed ................................          ---           (200)           ---            ---
                                                          --------         --------       -------        -------

   NET INCREASE (DECREASE) IN NUMBER OF
     SHARES OUTSTANDING .............................           ---            100            ---            ---
                                                         ==========      =========        =======        =======

(a) For the period March 1, 1999 (commencement of operations) to September 30, 1999.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
(Unaudited)

                                                                   Select                        Select Money
                                                                Internet Fund                     Market Fund

                                                         Six Months       Period          Six Months       Period
                                                            Ended          Ended             Ended          Ended
                                                          March 31,      Sept 30,          March 31,      Sept 30,
                                                            2000          1999(a)            2000         1999(a)
                                                            ----          -------            ----         -------

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income (loss) ..............     $      (4,631)    $ (1,436)       $     ---       $    ---
     Net realized gain (loss) on investments ........         227,985   (19,331)             ---            ---
     Change in net unrealized appreciation of investment    1,300,165  (116,987)             ---            ---
                                                          ------------ ---------           -------     ----------
Net Increase (Decrease) in net assets resulting from
 operations.........................................        1,523,519  (137,754)             ---             ---

Dividends and distributions to shareholders from
     Net realized gains..............................          ---        ---                ---             ---
     Net investment income ..........................          ---        ---                ---             ---
                                                         ------------- ---------           -------    -----------
TOTAL INCREASE (DECREASE)............................     1,523,519       ---                ---             ---

Capital share transactions:
     Proceeds from shares sold ......................      781,415    2,041,334              ---         32,000
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions          ---        ---                ---            ---
                                                         ----------- -----------           --------      -------
                                                           781,415    2,041,334              ---         32,000

 Cost of shares redeemed ............................     (325,388)    (184,339)             ---        (32,000)
                                                          ----------  ----------            -------      --------
     Net increase in net assets resulting from
          capital share transactions ...........           456,027     1,856,996             ---            ---
                                                          ----------   ---------            -------    -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS ............     1,979,546    1,719,241             ---            ---

NET ASSETS:
     Beginning of period ............................     1,719,241       ---                ---            ---
                                                       -------------   ---------            -------    -----------
     End of period (including undistributed net
           investment income/net investment loss) ... $   3,698,787  $ 1,719,241             ---            ---
                                                        ===========   ==========           ========    ===========

Shares of capital stock of the Fund sold and redeemed:

     Shares sold ....................................       50,039       205,296             ---         32,000
     Shares issued to shareholders in reinvestment of
          dividends and distributions ...........             ---            ---             ---            ---
                                                         ----------   ----------           -------    -----------
                                                            50,039       205,296            ---         32,000
     Shares redeemed ................................      (25,055)      (18,500)           ---        (32,000)
                                                         ----------   ----------           ------      --------
   NET INCREASE (DECREASE) IN NUMBER OF
     SHARES OUTSTANDING ........................            24,984       186,796            ---            ---
                                                          ========       =======         =======      ==========


(a) For the period March 1, 1999 (commencement of operations) to September 30, 1999.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)
---------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                    Starwood     Starwood     Starwood      Starwood     Starwood     Starwood
                                    Strategic    Strategic    Strategic     Strategic    Strategic    Strategic
                                      Fund         Fund         Fund          Fund         Fund         Fund
                                      ----         ----         ----          ----         ----         ----
                                     2000(e)       1999         1998          1997         1996        1995(a)
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning ....      $10.35        $9.34       $ 9.30         $7.69       $10.00      $ 10.00
Income from investment
     Operations:

     Net investment income ....       (0.05)       (0.06)       (0.03)        (0.26)       (3.23)        0.00      Net realized and
unrealized

          gain (loss) on investments                6.30         2.59          0.07         2.00         0.92                0.00
                                                    ----         ----         -----        -----        -----              ------
Total from investment income           6.25         2.53         0.04          1.74        (2.31)        0.00

Less distributions:
     Dividends from realized gains                 (1.14)       (1.52)         0.00        (0.13)        0.00      0.00    Dividends
from net
          investment income ...        0.00         0.00         0.00          0.00         0.00         0.00      Total from
                                       ----         ----        -----         -----        -----         ----
distributions .................       (1.14)       (1.52)        0.00         (0.13)        0.00         0.00
                                                    -----        ----        -------       -----         ----
     Net asset value at end of period $15.46       $10.35        $ 9.34       $ 9.30       $7.69       $10.00
                                       =====        =====         =====        =====        ====       =====
TOTAL RETURN (%) .............        61.16        31.79          0.43(d)     20.94(d)  (3.97)(c)(d)(f)  (b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period     3,471,715    1,484,492   1,003,064     1,136,986      483,458       2,705
     Ratio of expenses to
          average net assets ..         1.09%(f)    1.50%       2.59%         4.26%       15.99%        0.00%     Ratio of expenses
(after

          reimbursement) to
          average net assets ..          N/A         N/A        1.50%         2.54%       15.25%        0.00%
     Ratio of net investment
          income to average net assets (.79)%(f)    (.57)%     (1.40)%      (2.97)%     (14.42)%        0.00%
     Ratio of net investment
          income (after reimbursement)
          to average net assets          N/A         N/A       (0.31)%      (1.25)%     (13.68)%        0.00%

Portfolio turnover.............         33.92%      89.62%     119.97%       76.09%      169.83%        0.00%


(a)    For the Period June 2, 1995 (commencement of operations) to September 30, 1995.
(b)    Investment in accordance with objective had not commenced at this time.
(c)    For the period April 4, 1996 (commencement of investment in accordance with objective) to September 30, 1996.
(d)      Total return would have been lower had certain expenses not been reduced during the periods shown (see Note 3).
(e)      For the six months ended March 31,2000.
(f)     Annualized.

FINANCIAL HIGHLIGHTS (Unaudited)
---------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                   First       First          First      Municipal  Municipal
                                      Asset      Lexington    Lexington     Lexington     Fixed      Fixed
                                   Allocation    Balanced     Balanced      Balanced     Income      Income
                                      Fund         Fund         Fund          Fund        Fund        Fund
                                      ----         ----         ----          ----       -----        ----
                                     2000(g)       1999         1998         1997(e)      1996        1995(a)
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning ....    $  11.07      $ 10.41      $ 11.01       $ 22.60(f)   $200.00(f)   $200.00(f)
Income from investment
     Operations:

     Net investment income ....        0.36         0.31         0.50        (12.54)      (177.40)      0.00
     Net realized and unrealized
         gain (loss) on investments    0.98         0.72         0.61)          .99          0.00       0.00
                                       ----         ----        -------      -------      --------    -------
 Total from investment income..        1.34         1.03        (0.11)       (11.05)     (177.40)       0.00

Less distributions:
     Dividends from realized gains    (1.17)       (0.06)       (0.14)       (0.01)        0.00          0.00
     Dividends from net

         investment income ....       (0.06)       (0.31)       (0.35)        (0.03)        0.00         0.00
                                      ------       ------      -------         -----   ---------     --------
Total from distributions ......       (1.23)       (0.37)       (0.49)        (0.04)        0.00         0.00
                                                   ------        -----         -----   ---------     --------

Net asset value at end of period    $  11.18      $ 11.07      $ 10.41        $11.01   $   22.60      $200.00
                                       =====        =====        ======        =====     ========       ======

TOTAL RETURN (%) ..............       13.44        10.39       (1.09)(d) 18.54(c)(d)(h)    (b)           (b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period      3,266,080    4,557,971    6,341,373     3,064,511     8,988          100

     Ratio of expenses to
          average net assets ..      0.90%(h)     1.00%          1.26%        3.06%      181.72%        0.00%
     Ratio of expenses (after
          reimbursement) to
          average net assets ..       N/A          N/A           1.00%        2.35%      181.01%        0.00%
     Ratio of net investment
          income to average net assets 6.51%(h)    2.77%         3.01%        0.30%     (181.58)%       0.00%
     Ratio of net investment
          income (after reimbursement)
          to average net assets        N/A          N/A          3.27%        1.01%     (180.86)%       0.00%

     Portfolio turnover........       20.00%       19.47%       17.79%        6.60%        0.00%        0.00%


(a) For the Period June 2, 1995 (commencement of operations) to September 30, 1995.
(b)    Investment in accordance with objective had not commenced at this time.
(c) For the period March 13, 1997 (commencement of investment in accordance with objective) to September 30, 1997. (d) Total return would have been lower had certain expenses not been reduced during the periods shown (see Note 3). (e) The name of the fund was changed during the period (see note 1).

(f)      Beginning balance adjusted for reverse stock split (see Note 1)
(g)      For the six months ended March 31, 2000
(h)      Annualized

FINANCIAL HIGHLIGHTS (Unaudited)
---------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                     Taxable      Taxable      Taxable      Taxable       Taxable      Taxable
                                      Money        Money        Money        Money        Money        Money
                                      Market       Market      Market       Market        Market       Market
                                      Fund         Fund         Fund          Fund        Fund         Fund
                                      ----         ----         ----          ----        ----         ----
                                    2000 (b)       1999         1998          1997         1996        1995(a)
PER SHARE OPERATING...........
     PERFORMANCE:

Net asset value, beginning ....       $1.00        $1.00        $1.00        $ 1.00       $ 1.00       $ 1.00
Income from investment
     Operations:
     Net investment income ....        0.02         0.04         0.04          0.03         0.04         0.002
     Net realized and unrealized
          gain (loss) on investments   0.00         0.00          0.00         0.00         0.00         0.000
                                       ----         ----          ----         ----        -----         -----
Total from investment income ..        0.02         0.04         0.04          0.03         0.04         0.002
 Less Distribution:
     Dividends from net
          investment income...        (0.02)       (0.04)       (0.04)        (0.03)        (0.04)      (0.002)
                                      -----        -----        -----         -----         -----       ------
    Total from distributions......    (0.02)       (0.04)       (0.04)        (0.03)        (0.04)      (0.002)

Net asset value at end of period     $ 1.00       $ 1.00       $ 1.00        $ 1.00        $ 1.00      $ 1.00
                                     ======       ======       ======        ======        ======      ======

RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period 43,093,939  52,413,083  65,575,307     50,619,710   50,544,511   1,230,385
     Ratio of expenses to
          average net assets ..      1.15%(c)     1.15%        1.30%         1.44%        1.25%       12.82%
     Ratio of expenses (after
          reimbursement) to
          average net assets ..        N/A         N/A         1.10%         1.12%        1.16%        0.47%
Ratio of net investment
          income to average net assets 4.33%(c)   3.81%        4.12%         3.86%        4.12%      (11.94%)
Ratio of net investment
          income (after reimbursement)
          to average net assets        N/A         N/A         4.33%         4.19%        4.21%        0.65%

Portfolio turnover ............        0.00%       0.00%       0.00%         0.00%        0.00%        0.00%



(a) For the Period June 2, 1995 (commencement of operations) to September 30, 1995.
(b)      For the six months ended March 31, 2000.
(c)    Annualized.

FINANCIAL HIGHLIGHTS (Unaudited)
---------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                    Select 30    Select 30   Select 500    Select 500
                                   Index Fund   Index Fund   Index Fund    Index Fund
                                   ----------   ----------   ----------    ----------
                                     2000(d)     1999 (a)     2000 (d)      1999 (a)

PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning ....     $  9.60     $  10.00      $   9.82       $ 10.00
Income from investment
     Operations:

     Net investment income.......      1.00        (.01)           .03           .04
     Net realized and unrealized
          gain (loss) on investments  (1.00)       (.39)          1.18         (.22)
                                     -------      ------         -----         -----
Total from investment income ..        0.00        (.40)          1.21         (.18)

Less Distribution:
     Dividends from net
          investment income ...        ----         ----          ----          ----
                                       ----         ----          ----          ----
        Total from distributions       ----         ----          ----          ----
                                    ---------     -------        ------        ------
Net asset value at end of period  $   9.60        $ 9.60         $11.03       $ 9.82
                                    ========       ======        ======        =====

TOTAL RETURN (%) ..............       8.85%      (4.00)(c)        12.32       (1.80)(b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period       52,137        50,808        45,155         23,757
     Ratio of expenses to
          average net assets ..      .35%(e)        .28%        .35%(e)          .40%
     Ratio of net investment
          income to average net assets 19.81%(e)   (.28)%       .59%(e)           .94%

     Portfolio turnover .......        0.00%        0.00%        0.00%          0.00%


(a) For the period March 1, 1999 (commencement of operations) to September 30, 1999.

(b) For the period May 3, 1999 (commencement of investment in accordance with objective) to September 30, 1999. (c) For the period June 15, 1999 (commencement of investment in accordance with objective) to September 30, 1999. (d) For the six months ended March 31, 2000.

(e) Annualized.

FINANCIAL HIGHLIGHTS (Unaudited)
---------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                             Select International   Select International
                                   Select 2000  Select 2000       Equity                  Equity
                                   Index Fund   Index Fund      Index Fund             Index Fund
                                   ----------   ----------      ----------             ----------
                                     2000(d)     1999 (a)         2000(d)                1999(a)

PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning ....     $  9.60     $  10.00         $  9.90             $   10.00
Income from investment
     Operations:

     Net investment income.....         .74      (.01)             .40                   ----
     Net realized and unrealized
          gain (loss) on investments   1.40      (.11)              1.84                  (.10)
                                      -----     ------             -----                  -----
Total from investment income ..        2.14      (.10)              2.24                  (.10)

Less Distribution:
     Dividends from net
          investment income ...        ----       ----              ----                   ----
                                       ----       ----              ----                   ----
       Total from distributions        ----       ----              ----                   ----
                                       ----       ----              ----                   ----


Net asset value at end of period    $  12.24     $ 10.10          $12.14                 $ 9.90
                                     ========    =======          ======                   ======

TOTAL RETURN (%) ..............       21.19        (1.00)(b)       22.63                 (1.00)(c)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period       14,509        9,348           5,617                  6,752
     Ratio of expenses to
          average net assets ..      .35%(e)         .37%         .35% (e)                 .02%

     Ratio of net investment
          income to average net assets 13.04% (e)   (.37)%        7.30%(e)                (.02)%


     Portfolio turnover .......         0.00%       0.00%         0.00%                    0.00%


(a) For the period March 1, 1999 (commencement of operations) to September 30, 1999.

(b) For the period May 3, 1999  (commencement  of investment in accordance  with objective) to September 30, 1999. (c) For the period August 30, 1999 (commencement of investment in accordance with objective) to September 30, 1999.
(d) For the six months ended March 31, 2000.

(e) Annualized.

FINANCIAL HIGHLIGHTS (Unaudited)
---------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                         The        The             The              The
                                     Select REIT  Select REIT     Select Bond      Select Bond
                                     Index Fund   Index Fund      Index Fund       Index Fund
                                     ----------   ----------      ----------       ----------
                                      2000 (c)     1999 (a)        2000 (c)           1999 (a)

PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning           $   10.00   $  10.00         $  10.00         $    1.00
Income from investment
     Operations:

     Net investment income.......         ---        ---             ---               ---
     Net realized and unrealized
          gain (loss) on investments      ---        ---             ---               ---
                                        -------    -------         -------            ------
Total from investment income ..           ---        ---             ---              ---

Less Distribution:
     Dividends from net
          investment income ...           ---        ---             ---              ---
                                        -------    ------          -------           ------
     Total from distributions .           ---        ---             ---              ---
                                        -------    ------          -------           ------

Net asset value at end of period       $ 10.00    $ 10.00          $ 10.00           $ 1.00
                                       =======    =======           ======           ======

TOTAL RETURN (%) ..............         (b)         (b)              (b)              (b)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period          ---        1,000             --                ---
     Ratio of expenses to
          average net assets ..        ---         ---              ---                ---
     Ratio of net investment
          income to average net assets ---         ---              ---                ---

     Portfolio turnover .......        ---         ---              ---               ---


(a) For the Period March 1, 1999 (commencement of operations) to September 30, 1999.
(b)  Investment in accordance with objective had not commenced at this time.
(c) For the six months ended March 31, 2000.

FINANCIAL HIGHLIGHTS (Unaudited)
---------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                         Select           Select
                                    Select Internet  Select Internet    Money Market     Money Market
                                        Fund             Fund            Fund             Fund
                                        ----             ----            ----             ----
                                       2000 (d)        1999(a)         2000(d)          1999(a)

PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning......     $   9.20        $  10.00          $  1.00         $    1.00
Income from investment
     Operations:

     Net investment income.......       (0.02)       (0.01)                ---              ---
     Net realized and unrealized
          gain (loss) on investments     8.29         (.79)               ---               ---
                                        -------       ------            ------            ------
Total from investment income ..          8.27         (.80)               ---              ---

Less Distribution:
     Dividends from net
          investment income ...          ---          ---                 ---             ---
                                       ------       ------              ------          ------
     Total from distributions .          ---          ---                ---              ---
                                        ------       ------           ------           ------
Net asset value at end of period      $ 17.47      $ 9.20             $ 1.00          $  1.00
                                      =======       ======             =====          =======


TOTAL RETURN (%) ..............         89.89      (8.00)(b)             (c)             (c)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period       3,698,787     1,719,241             ---             ---
     Ratio of expenses to
          average net assets ..         .35%(e)      .35%                ---             ---
      Ratio of net investment
          income to average net assets  (.33) (e)    .26%                ---              ---

     Portfolio turnover .......         ---           6.26%              ---             ---


(a) For the Period March 1, 1999 (commencement of operations) to September 30, 1999.
(b) For the period April 14, 1999 (commencement of investment in accordance with objective) to September 30, 1999.
(c)  Investment in accordance with objective had not commenced at this time.
(d) For the six months ended March 31, 2000.
(e) Annualized.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 - General

The Unified Funds (the "Trust") is an Ohio business trust authorized to offer separate classes and sub-classes of beneficial interest. The Trust, which was organized on November 20, 1997, is the successor to the operations of the Vintage Funds. The Trust consists of a family of no-load mutual funds with eleven separate portfolios, each having its own investment objective and policies.

The Starwood Strategic Fund seeks growth of capital. The Fund pursues this objective by investing principally in a diversified portfolio of equity securities of seasoned, financially strong growth companies.

The Asset Allocation Fund seeks long term growth of capital and current income. The Fund pursues this objective by investing principally in a diversified portfolio of other no-load mutual funds selected from six major financial asset classes.

The Taxable Money Market Fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing principally in a diversified portfolio of short-term money market instruments.

The Select 30 Index Fund seeks to track the performance of the Dow Jones Industrial Average, which is made up of the stocks of 30 companies.

The Select 500 Index Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies.

The Select 2000 Index Fund seeks to track the performance of the Russell 2000 Index, which is made up of stocks of small, generally unseasoned U.S. companies.

The Select International Equity Index Fund seeks to track the performance of the securities in the Morgan Stanley Capital International Europe, Australia and Far East Index.

The Select REIT Index Fund seeks to track the performance of the Morgan Stanley REIT Index, which is made up of stocks issued by real estate investment trusts (known as REITs).

The Select Bond Index Fund seeks to track the performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, investment grade corporate bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities.

The Select Internet Fund seeks long term capital appreciation. The Fund pursues this objective by investing principally in equity securities of Internet companies.

The Select Money Market Fund seeks current income consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing principally in a diversified portfolio of money market mutual funds that meet three basic criteria: expense ratios less than 0.50%, upper quartile yield and high investment safety standards.

On February 1, 1997, the Municipal Fixed Income Fund changed its name to the First Lexington Balanced Fund. In addition to the name change, the Fund changed its policy and sub-adviser. On March 6, 1997, the First Lexington Balanced Fund exercised a 1 for 20 reverse stock split. On February 1, 2000 the First Lexington Balanced Fund changed its name to the Asset Allocation Fund.

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

         A) Security Valuations

Portfolio securities owned by a Fund and listed or traded on any national securities exchange are valued on the basis of the last sale on such exchange each day the exchange is open for business. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recently reported bid and asked prices. Bid price is used when no asked price is available. Options are valued at the last sales price on an exchange. Options for which there were no transactions are valued at the average of the most recently reported bid and asked prices. Money market instruments (certificates of deposit, commercial paper, etc.) are valued at amortized cost if not materially different from market value.

         B) Securities Transactions

The Funds follow industry practice and record securities transactions on the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. For federal income tax purposes, the cost of investments owned on March 31, 2000 was the same as identified cost. As of March 31, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                                                              Net Appreciation

      Fund                                               Appreciation            Depreciation                       (Depreciation)
      ------------                                       ------------            ------------                       --------------
Starwood Strategic              $  1,238,467             $  (108,916)                $ 1,129,551
Asset Allocation                     410,505                 (65,158)                    345,347
Select 30 Index                            0                  (2,696)                    (2,696)
Select 500 Index                       1,435                        0                      1,435
Select 2000 Index                        941                        0                        941
Select International Equity Index        617                        0                        617
Select Internet                    1,514,704                 (331,526)                 1,183,178

         C) Dividends and Distributions to Shareholders

The Select 500 Index Fund, the Select 2000 Index Fund, the Select Internet Fund, and the Select International Equity Index Fund declare and pay dividends on an annual basis. The Select 30 Index Fund and the Select REIT Index Fund declare and pay dividends on a quarterly basis. The Select Bond Index Fund declares and pays dividends on a monthly basis. The Select Money Market Fund declares and pays dividends on a daily basis. Dividends, if any, from net investment income for the Starwood Strategic Fund, and the Asset Allocation Fund are paid quarterly. Dividends, if any, from net investment income for the Taxable Money Market Fund are paid on a daily basis. Net realized long term capital gains, if any, are paid at least annually for each Fund. However, to the extent that net realized gains of any Fund could be reduced by any capital loss carry-overs from the Fund, such gains will not be distributed. Dividend distributions are recorded on the ex-dividend date.

         D) Federal Income Taxes

It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Note 2 - Significant Accounting Policies - (continued)

         E) Expenses

The Adviser pays all of the operating expenses of the Unified Funds except shareholder servicing fees, brokerage fees, taxes, interest, 12b-1 fees, and extraordinary expenses. Each Fund pays a management fee to the Adviser as described in note 3.

         F) Estimates

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         G) Repurchase Agreement

Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specific date and price, thereby determining the yield during the Fund's holding period. This arrangement will result in a fixed-rate of return not subject to the market's fluctuation during the holding period indicated in the contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the event of default by the counterparty, a Fund has the right to use the collateral to offset any losses incurred.

         H) Investments

Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3 - Agreements and Other Transactions with Affiliates

The Trust has entered into a Management Agreement with Unified Investment Advisers, Inc. (the "Adviser"). The Adviser was formerly known as Vintage Advisers, Inc. In turn, the Adviser has entered into an Investment Sub-Advisory Agreement with Health Financial, Inc. The Trust has entered into an Administration Agreement with Unified Fund Services, Inc. ("Unified") to serve as transfer agent and shareholder service agent and provide fund accounting services. The Fund retains Unified Management Corporation (the "Distributor") as the principal distributor of the Funds' shares.

As investment adviser, the Adviser supervises and assists in the management of the Trust, pursuant to the terms of the Management Agreement.


Note 3 - Agreements and Other Transactions with Affiliates - (continued)

The Adviser provides investment advisory services and pays certain Fund expenses (see note 2) for which each Fund pays on a monthly basis, an annual fee as follows:

                                    % of Average Net                      % of Average Net
                                    Assets of the Fund     Fund          Assets of the Fund
                                    ------------------     ----          ------------------

Starwood Strategic                        .25%             Asset Allocation        .25%
Taxable Money Market                      .90%             Select REIT Index       .35%
Select 30 Index                           .35%             Select Bond Index       .35%
Select 500 Index                          .35%             Select Internet         .35%
Select 2000 Index                         .35%             Select Money Market     .35%
Select Intl. Equity Index                 .35%

Prior to February 1, 2000, the Funds listed below paid advisory fees on a monthly basis, at an annual rate as indicated below.

                                    % of Average Net                           % of Average Net
                                    Assets of the Fund        Fund             Assets of the Fund
                                    ------------------        ----             ------------------

Starwood Strategic                       1.25%               Asset Allocation         75%

The Adviser has engaged Health Financial, Inc. (the "Sub-Adviser") to serve as sub-adviser to the Asset Allocation Fund. The Sub-Adviser receives an annual investment management fee, paid by the Adviser, for its management services. The fee is payable monthly, at the rate of 0.20% of net assets. Prior to February 1, 2000, the Sub-Adviser received a monthly fee at the rate of 0.40% of net assets up to $250 million; 0.35% of the next $250 million; and 0.30% of net assets in excess of $500 million.

Unified Fund Services, Inc., serves as the Trust's administrator (the "Administrator"). Pursuant to a Mutual Fund Services Agreement with the Trust, the Administrator provides certain administrative personnel and services (including administration, transfer agency and fund accounting services) necessary to operate the Funds. The Administrator is an affiliate of the Adviser. For its services, the administrator receives from the Adviser an annual fee, payable monthly, based on each Fund's average daily net assets. The fee is equal to 0.435% of the Fund's average net assets, for the Starwood Strategic Fund. For the Asset Allocation Fund and the Taxable Money Market Fund, the fee is equal to 0.185% of the Fund's average net assets, and for the Unified Select Series the fee is equal to 0.12% of the Fund's average daily net assets.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act") with respect to the Starwood Strategic Fund, the Asset Allocation Fund, and the Taxable Money Market Fund. Under the Plan, the Trust pays the Distributor an annual fee, payable monthly, of up to 0.10 % of the respective Fund's average daily net assets.

The Distributor is a registered broker/dealer and effected substantially all of the investment portfolio transactions for the Funds. For the six months ended March 31, 2000, brokerage commissions paid to the Distributor by the Funds are as follows:

Fund                       Amount                    Fund                             Amount
----                       ------                    ----                             ------
Starwood Strategic       $    673                 Asset Allocation                   $  0
Select Internet          $    463                 Taxable Money Market               $  0
Select 30 Index          $      0                 Select 2000 Index                  $  0
Select 500 Index         $      0                 Select International Equity Index  $  0

The Trust has adopted a Shareholder Services Plan with respect to the Starwood Strategic Fund, the Asset Allocation Fund, and the Taxable Money Market Fund, under which financial institutions may enter into a shareholder services agreement with the Trust to provide administrative support services to the Funds. In return for these services, a financial institution may receive

Note 3 - Agreements and Other Transactions with Affiliates - (continued)

payments from each Fund at a rate not exceeding 0.15% of the Fund's average net assets owned beneficially by the institution's clients.

Certain Trustees and officers of the Trust are "interested persons" (as defined in the Act) of the Trust. Each "non-interested" Trustee is entitled to receive a quarterly Board of Trustees meeting fee of $2,400 and $400 per additional meeting attended, plus expenses for services relating to the Trust.

Note 4- Securities Transactions

For the six months ending March 31, 2000, purchases and sales of investment securities, excluding short-term investments were as follows:

                                   Purchases             Sales
                                   ---------             -----

Starwood Strategic               $ 1,653,788         $  650,761
Asset Allocation                   1,450,000          2,213,000
Select 30 Index                       30,000             27,000
Select 500 Index                      43,000             14,000
Select 2000 Index                      2,600              3,000
Select International Equity Index      2,600              4,300
Select Internet                    1,456,466          1,002,625